EQUITY - Narrative (Details) $ / shares in Units, $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($) shares $ / shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 shares
Disclosure of classes of share capital [line items]
Stock conversion ratio	1
Period over which price is calculated	20 days
Limited partnership units
Disclosure of classes of share capital [line items]
Proportion of voting rights held by non-controlling interests	49.00%
Number of shares outstanding	441,968,000	435,980,000	439,802,000
Redeemable and Exchangeable Units
Disclosure of classes of share capital [line items]
Number of shares outstanding	451,365,017	451,365,017
Special LP Units
Disclosure of classes of share capital [line items]
Number of shares outstanding	4,759,997	4,759,997
Series 1, Class A Preferred Equity Units
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	7,360,000
Par value per share (in dollars per share) | $ / shares	$ 25.00
Cumulative dividend rate	6.50%
Series 2, Class A Preferred Equity Units
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	10,000,000
Par value per share (in dollars per share) | $ / shares	$ 25.00
Cumulative dividend rate	6.375%
Series 3, Class A Preferred Equity Units
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	11,500,000
Par value per share (in dollars per share) | $ / shares	$ 25.00
Cumulative dividend rate	5.75%
Preference shares
Disclosure of classes of share capital [line items]
Preferred equity | $	$ 699	$ 699
Restricted Stock Units (RSUs) | BPY Fair Value LTIP Unit Plan
Disclosure of classes of share capital [line items]
Award vesting period	5 years
Number of other equity instruments granted in share-based payment arrangement (in shares)	1,824,879	1,899,661